Average Annual Total Returns - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2040 Portfolio	Apr. 30, 2025
VIP Freedom 2040 Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	13.10%
Past 5 years	9.10%
Past 10 years	8.95%
VIP Freedom 2040 Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	12.94%
Past 5 years	8.98%
Past 10 years	8.84%
VIP Freedom 2040 Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	12.81%
Past 5 years	8.83%
Past 10 years	8.68%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
IXWFY
Average Annual Return:
Past 1 year	13.63%
Past 5 years	8.54%
Past 10 years	8.78%